Tesoro Logistics LP Tesoro Logistics LP (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Variable Interest Entity, Measure of Activity [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The table below reflects the preliminary acquisition date purchase price allocation as of March 31, 2015 (in millions):

Cash	$31
Accounts receivable	120
Prepayments and other	7
Property, plant and equipment	1,735
Acquired intangibles	976
Other noncurrent assets (a)	239
Accounts payable	(81)
Other current liabilities	(47)
Other noncurrent liabilities	(31)
Noncontrolling interest	(432)
Total purchase price	$2,517
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(a)	Other noncurrent assets include $159 million of goodwill.

The table below presents TLLP’s preliminary acquisition date purchase price allocation (in millions):

Cash	$31
Accounts receivable	117
Prepayments and other	7
Property, plant and equipment	1,735
Acquired intangibles	976
Other noncurrent assets (a)	234
Accounts payable	(81)
Other current liabilities	(47)
Other noncurrent liabilities	(30)
Noncontrolling interest	(432)
Total purchase price	$2,510
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(a)	Other noncurrent assets include $155 million of goodwill.